Income Taxes - Components of Deferred Tax Assets and Liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 146	$ 246
State taxes, net of federal	65	58
Mark-to-market	55	55
Pension/employee benefits	5	19
Acquisition costs	6	6
Federal and foreign net operating losses and tax attributes	5	4
Insurance reserves	3	0
Legal and warranty reserve	2	6
Other intangibles	2	1
Other	9	9
Total	298	404
Deferred tax liabilities:
Debt fair value adjustment	44	90
Goodwill	41	37
Deferred loan fees	14	12
Discount - debt exchange	11	16
Deferred insurance commissions	2	2
Impact of tax accounting method change	0	38
Insurance Reserves	0	2
Other	5	1
Total	117	198
Net deferred tax assets before valuation allowance	181	206
Valuation allowance	(44)	(29)
Net deferred tax assets	$ 137	$ 177